Financial Instruments (Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Lease liabilities	$ 1,391	$ 1,741
Carrying amount [Member]
Current liabilities
Current maturities of long-term liabilities	3,024
Trade payables and accrued expenses	4,693
Other payables	3,620
Non-current liabilities
Liabilities in respect of IIA grants	15,286
Liabilities in respect of purchase of shares	5,867
Lease liabilities	1,522
12 months or less [Member]
Current liabilities
Current maturities of long-term liabilities	3,024
Trade payables and accrued expenses	4,693
Other payables	3,620
1-2 years [Member]
Non-current liabilities
Liabilities in respect of IIA grants	369
Liabilities in respect of purchase of shares	1,667
Lease liabilities	589
2-8 years [Member]
Non-current liabilities
Liabilities in respect of IIA grants	14,917
Liabilities in respect of purchase of shares	4,200
Lease liabilities	$ 933